Fair Value of Financial Instruments (Details) - Schedule of Legacy Convertible Notes - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Legacy Convertible Notes [Member]
Schedule of Unidentified Table [Line Items]
Probability of conversion (in Shares)
Probability of holding until maturity without conversion (in Shares)
Remaining term until potential conversion trigger date (years)			0 years
Discount yield (1)	[1]		20.00%
Senior Convertible Notes [Member]
Schedule of Unidentified Table [Line Items]
Credit spread	[1]	12.70%	12.10%
Equity volatility		45.00%	45.00%
Private Warrants and Working Capital Warrants [Member]
Schedule of Unidentified Table [Line Items]
Private Warrants’ volatility		35.30%	9.60%
Dividend yield (per share)
PIPE Warrants [Member]
Schedule of Unidentified Table [Line Items]
Credit spread		12.70%
Equity volatility		100.00%

[1]	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.